Computer hardware prepayments	9 Months Ended
Mar. 31, 2024
Computer hardware prepayments [Abstract]
Computer hardware prepayments
Note 8. Computer hardware prepayments

	31 Mar 2024	30 Jun 2023
	$'000	$'000

Non-current assets
Mining hardware prepayments	39,440	68
High-performance computing hardware prepayments	1,967	-

Total computer hardware prepayment	41,407	68

Computer hardware prepayments represent payments made by the Group for the purchase of mining hardware for our Childress data center and High-performance computing ("HPC") hardware. These prepayments are in accordance with payment schedules set out in relevant purchase agreements with hardware manufacturers.

The mining hardware prepayments at 31 March 2024 include a non-refundable deposit of $12,768,000 as an initial 10% option down payment in relation to a hardware purchase option to acquire up to 48,000 Bitmain T21 miners (9.1 EH/s) at a price of $14/TH. If the entire option is exercised, the total contracted cost will be $127,680,000. If the option is exercised, the miners can be scheduled for phased shipment in monthly batches from June 2024 to November 2024. As at 31 March 2024, final decisions with respect to exercising miner purchase options have not been made by the Group. Refer to Note 19 Subsequent events for further information.